CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares, par value	€ 0.01	€ 0.01
Ordinary shares, issued	54,763,151	54,763,151
Ordinary shares, outstanding	51,641,505	53,150,630